UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 7/31/12

Item 1.  Reports to Stockholders.

Astor Active Income ETF Fund

Astor Long/Short ETF Fund

Astor SP Growth ETF Fund

Annual Report

July 31, 2012

1-877-738-0333

Distributed by Northern Lights Distributors, LLC

Member FINRA

September 27, 2012

Dear Shareholder,

Coming into August back in 2011, financial markets were engulfed in the European sovereign debt crisis and our outlook on the economy was deteriorating as we decreased our exposure to equities in July. In many regards, the financial markets were already experiencing a challenging summer. August cemented that as the U.S. stock market suffered its worst decline since 2008. From the close of July, the S&P 500 Index incurred a drawdown of

14.8% in just seven trading days as the European debt crisis rocked world financial markets. The U.S. markets recovered but entered an extremely volatile three-month period, including a 20.3% rally in the S&P 500 Index which finished October nearly touching July’s highs. The quarter was the most difficult period for Astor since the firm’s inception.

After reducing market exposure in July as our fundamental economic indicators turned negative, the Astor Long/Short ETF Fund came into August with approximately 50% exposure to equities. In September, we adjusted the portfolio by increasing allocations to non-equity assets such as precious metals and commodities while moving slightly more away from equities. As the financial markets declined in September, correlations amongst all risk-based asset classes tightened drastically. Commodities and precious metals actually suffered losses significantly greater than U.S. stocks and other asset classes like high-yield fixed income declined at an atypical rate. Even though the Astor portfolio had only 50% exposure to U.S. equities, the allocations to these other areas caused the fund to suffer a higher than expected loss. However, the loss was less than the decline of the S&P

500 Index over the same period.

As we closed out Q3 and entered October, the Astor Long/Short ETF Fund moved into a defensive portfolio over the first two weeks of the month, based upon our economic indicators. Equity markets and other risky assets rallied furiously off their lows during the month. The Astor Long/Short ETF Fund advanced a fraction of this move.

November exhibited more volatility in the equity markets as the lows from early October were retested. The S&P500 Index declined over 10% from early month highs before rebounding an astounding 7.6% in three days.

While the markets whipsawed, the fund exhibited less than 10% of this volatility. December was similar as the markets started strong but hit a mid-month skid. The Astor Long/Short ETF Fund was outperforming the S&P 500 Index by

7.15% for the month at one point; however the market rallied to finish the month and the fund ended up lagging the benchmark by -0.37% for the month. During these two months, the fund exhibited less volatility compared to the markets: one of our key objectives with the portfolio’s neutral stance.

December saw the launch of two new funds to the Astor family, as we introduced both the Astor Active Income ETF Fund and the Astor SP Growth ETF Fund. In its first month in existence, the Astor Active Income ETF Fund returned 1% versus 1.36% for the Barclays Aggregate Bond Index as Treasurys outperformed equities for the second straight month. The Astor SP Growth ETF Fund returned 0.60% compared to 1.02% for the S&P 500

Index.

January was a strong positive month for the markets from the outset. Volatility continued to decline throughout the month as all mild pullbacks were bought. With a neutral portfolio allocation, the Astor Long/Short ETF Fund did not partake in this rally. The Astor SP Growth ETF Fund, on the other hand, managed to capture nearly 60% of the market’s move, returning 2.68%, compared to 4.48% for the S&P 500 Index. Fixed income markets reversed the November to December moves in January as investors reallocated to stocks and other risky assets because of continued improvement in European credit issues. The Active Income Fund returned 0.50% as the Treasury yield curve steepened for the majority of the month before flattening out into month end.

 During February and March, our views on the economy became modestly positive. Our view changed as upward price momentum in the markets, mild job growth, and upward revisions in GDP showing a 3% annualized gain during Q4 2011, creating optimism that the economy would rebound. The Astor Long/Short ETF Fund produced a relatively flat return for Q1 2012, returning -0.51% versus 12.59% for the S&P 500 Index as we began the process of shifting the portfolio’s allocation back toward riskier assets. The Astor SP Growth ETF Fund returned 4.97% over the same period while maintaining its static long exposure to equities, encountering the same issues as the Long/Short fund in March. During this period, the major U.S. large cap indexes fared well after and early month market drop. However, their international counterparts declined for the month along with most commodities markets. This meant underperformance for mutual funds that had international exposure, such as our SP Growth and Long/Short funds. In April, correlations lined back up. Both the Astor Long/Short ETF Fund and the Astor SP Growth ETF Fund took advantage of price movement in the major indexes as an opportunity to shift exposure into riskier assets. The Astor Long/Short ETF Fund had a positive month while the S&P 500 Index was down slightly.

The Astor Active Income Fund was down modestly (-0.30%) for the quarter versus a 0.30% return for the Barclays U.S. Aggregate Bond Index.

The second quarter included volatile market movements similar to other periods over the past three years. May was a challenging month for the equity market as concerns about Europe flared up again, driving risk premiums higher even as the Federal Reserve continued its easy monetary policy stance. The S&P 500 Index fell -6.01% for the month as the rate on a 10-year Treasury note dropped to a historic low of 1.39%. As quickly as that happened, markets found support into June and gained back more than two-thirds of May’s losses. Officials in Europe began discussing a large, centralized bond-buying program to hold down interest rates in fiscally challenged countries, signaling that they would use every tool available to maintain the Euro. July was the most volatile month in the quarter, with four separate moves of over 3%*, the last of which came at month end and saved the month’s performance.

 Economic reports continued to show weakening conditions during Q2 2012, but investors were focused on forward expectations. Although nothing was evident from the current conditions, expectations about the Fed and its global counterparts taking action to stimulate the global economy created optimism. The Astor portfolios performed relatively well for the period versus the markets and our expectations. The Astor Long/Short ETF Fund was down -0.51% versus -2.75% for the S&P 500 Index. The Astor SP Growth ETF Fund declined -2.84%, slightly more than the market, as a result of underperformance in May from the portfolio’s international exposure.

Fixed income markets performed fairly well for the quarter based on high levels of risk aversion in May and prospective QE plans. The long end of the Treasury curve (20+ years) was up over 10% as the curve compressed with long-end rates coming down. The Barclays Aggregate Bond Index gained 2.06% during the period. The Astor Active Income ETF Fund performed well comparatively, returning 1.77%. During this quarter we increased exposure to a diversified group of higher yielding fixed income instruments, increasing the portfolio’s risk moderately as conditions warranted. This reallocation aided in the fund’s performance, while also increasing correlation to the Treasury market.

 To begin the third quarter, equity markets rose modestly with the SP 500 Index up 1.39% in July. The Astor Long/Short ETF Fund paced slightly higher at 1.37%, with SP Growth up just under 0.96%. Bonds did well again as the Barclays Aggregate Bond Index rose 1.38% even as stocks moved higher as Treasury rates fell. Astor Active Income outperformed the benchmark, up 1.93%, as higher yields and advancing stock and bond prices benefited the portfolio.

Financial markets continue to shrug off declining economic reports for growth and jobs. Optimism is derived from the monetary policies and stimulus plans from the Fed/FOMC and the European Central Bank. The general perception is that the Fed will do whatever it takes to regenerate the economy with stimulus and the ECB will support the euro with everything they have at their disposal. From a U.S. perspective, additional stimulus will only help if it is accompanied with positive activity from Congress on budget and tax issues that have an end-of-year deadline. Inaction will create uncertainty for companies trying to make definitive plans for the near and medium term. Growth will come at a premium until these issues are resolved, causing confusion and disruption in equity markets. We maintain a cautious view on the markets based on these factors and current economic data.

Sincerely, The Astor Portfolio Management Team

    * Based on the S&P 500 Index (price only). From the high on 7/3 (1374.81) to the low on 7/12 (1325.42): -3.59%; from the low on 7/12 (1325.42) to the high on 7/19 (1380.39): 4.15%; from the high on 7/19 (1380.39) to the low on 7/24 (1329.24): -3.71%; from the low on 7/24 (1329.24) to the high on 7/30 (1391.74): 4.70%

Opinions and/or forecasts referenced are as of the date of this publication and are subject to changes in market or economic conditions and may not come to pass.

Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fix income securities are subject to risks including inflationary and interest rate changes, among others.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

 407121-340/1457-NLD-9/27/2012

ASTOR ACTIVE INCOME ETF FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2012

The Fund's performance figures* for the period ending July 31, 2012, compared to its benchmark:

Inception (1) - July 31, 2012

Astor Active Income ETF Fund - Class A Shares	4.45%
Astor Active Income ETF Fund - Class A Shares With Load	(0.52)%
Astor Active Income ETF Fund - Class C Shares	3.82%
Barclays U.S. Aggregate Bond Index	4.92%

Comparison of the Change in Value of a $10,000 Investment

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-738-0333.

(1) Since inception return assumes inception date of November 30, 2011.

The Barclays U.S. Aggregate Bond Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

The Fund's Top Asset Classes are as follows:
Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	87.6%
Exchange Traded Funds - Equity	10.1%
Other, Cash & Cash Equivalents	2.3%
Total	100.0%

ASTOR LONG/SHORT ETF FUND
PORTFOLIO REVIEW (Unaudited)
July, 31 2012

The Fund's performance figures* for the period ending July 31, 2012, compared to its benchmark:

	One Year Ended	Inception (1) -	Inception (2) -	Inception (3) -
	July 31,2012	July 31, 2012	July 31, 2012	July 31, 2012
Astor Long/Short ETF Fund - Class C Shares	(7.08)%	N/A	(0.79)%	N/A
Astor Long/Short ETF Fund - Class I Shares	(6.08)%	0.86%	N/A	N/A
Astor Long/Short ETF Fund - Class R Shares	(6.31)%	0.63%	N/A	N/A
Astor Long/Short ETF Fund - Class A Shares	N/A	N/A	N/A	0.63%
Astor Long/Short ETF Fund - Class A Shares With Load	N/A	N/A	N/A	(4.10)%
S&P 500 Total Return Index	9.13%	10.82%	10.14%	12.14%

Comparison of the Change in Value of a $10,000 Investment

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-738-0333.

(1) Since inception return assumes inception date of October 19, 2009
(2) Since inception return assumes inception date of March 12, 2010.
(3) Since inception return assumes inception date of November 30, 2011.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

The Fund's Top Asset Classes are as follows:
Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	45.8%
Exchange Traded Funds - Debt	38.1%
Exchange Traded Funds - Asset Allocation	7.4%
Exchange Traded Funds - Commodity	5.2%
Other, Cash & Cash Equivalents	3.5%
Total	100.0%

ASTOR SP GROWTH ETF FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2012

The Fund's performance figures* for the period ending July 31, 2012, compared to its benchmark:

Inception (1) - July 31, 2012

Astor SP Growth ETF Fund - Class A Shares	3.59%
Astor SP Growth ETF Fund - Class A Shares With Load	(1.34)%
Astor SP GrowthETF Fund - Class C Shares	3.08%
S&P 500 Total Return Index	12.14%

Comparison of the Change in Value of a $10,000 Investment

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-738-0333.

(1) Since inception return assumes inception date of November 30, 2011.

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

The Fund's Top Asset Classes are as follows:
Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	67.1%
Exchange Traded Funds - Debt	27.2%
Other, Cash & Cash Equivalents	5.7%
Total	100.0%

Astor Active Income ETF Fund
PORTFOLIO OF INVESTMENTS
July 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 97.7%
	DEBT FUNDS - 87.6%
203	iShares 10+ Year Credit Bond Fund	$ 12,840
350	iShares Barclays 7-10 Year Treasury Bond Fund	38,248
406	iShares iBoxx $ High Yield Corporate Bond Fund	37,230
307	iShares iBoxx Investment Grade Corporate Bond Fund	37,233
1,254	PowerShares Build America Bond Portfolio	38,410
426	PowerShares Emerging Markets Sovereign Debt Portfolio	12,763
1,023	PowerShares Senior Loan Portfolio	25,135
206	SPDR Nuveen Barclays Capital Build America Bond ETF	12,886
143	Vanguard Mortgage-Backed Securities ETF	7,523
		222,268

	EQUITY FUNDS - 10.1%
575	Guggenheim Multi-Asset Income ETF	12,547
213	iShares High Dividend Equity Fund	13,059
		25,606

	TOTAL EXCHANGE TRADED FUNDS (Cost $240,588)	247,874

	SHORT TERM INVESTMENTS - 16.8%
42,689	BlackRock Liquidity Funds T-Fund Portfolio - 0.01% + (Cost $42,689)	42,689

	TOTAL INVESTMENTS - 114.5% (Cost $283,277)(a)	$ 290,563
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.5)%	(36,889)
	TOTAL NET ASSETS - 100.0%	$ 253,674

+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2012.

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 7,286
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 7,286

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
PORTFOLIO OF INVESTMENTS
July 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 96.5%
	ASSET ALLOCATION FUND - 7.4%
123,394	PowerShares DB US Dollar Index Bullish Fund *	$ 2,802,278

	COMMODITY FUNDS - 5.2%
45,151	PowerShares DB Commodity Index Tracking Fund *	1,230,365
13,524	PowerShares DB Precious Metals Fund *	741,791
		1,972,156
	DEBT FUNDS - 38.1%
18,889	Guggenheim Enhanced Short Duration Bond ETF	943,317
33,495	iShares Barclays 1-3 Year Treasury Bond Fund	2,831,332
51,062	iShares Barclays Aggregate Bond Fund	5,749,070
21,422	iShares iBoxx $ High Yield Corporate Bond Fund	1,964,397
24,422	iShares iBoxx Investment Grade Corporate Bond Fund	2,961,900
		14,450,016
	EQUITY FUNDS - 45.8%
22,459	Consumer Discretionary Select Sector SPDR Fund	977,865
23,281	Energy Select Sector SPDR Fund	1,621,522
94,957	First Trust Technology AlphaDEX Fund	1,990,300
39,429	Guggenheim S&P 500 Equal Weight ETF	1,954,890
24,444	iShares Dow Jones Real Estate Index Fund	1,599,371
22,919	iShares Dow Jones US Pharmaceuticals Index Fund	2,001,745
67,154	iShares High Dividend Equity Fund	4,117,212
17,218	SPDR S&P Dividend ETF	972,817
56,348	Utilities Select Sector SPDR Fund	2,136,716
		17,372,438

	TOTAL EXCHANGE TRADED FUNDS (Cost $35,363,207)	36,596,888

	SHORT TERM INVESTMENTS - 3.7%
1,385,906	UB Institutional Trust Depost - 0.01% + (Cost $1,385,906)	1,385,906

	TOTAL INVESTMENTS - 100.1% (Cost $36,749,113)(a)	$ 37,982,794
	LIABILITIES IN EXCESS OF OTHER ASSETS- (0.1)%	(53,376)
	TOTAL NET ASSETS - 100.0%	$ 37,929,418

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2012.

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $36,802,483 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 1,461,678
	Unrealized Depreciation:	(281,367)
	Net Unrealized Appreciation:	$ 1,180,311

See accompanying notes to financial statements.

Astor SP Growth ETF Fund
PORTFOLIO OF INVESTMENTS
July 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 94.3%
	DEBT FUNDS - 27.2%
149	iShares Barclays Aggregate Bond Fund	$ 16,776
61	iShares iBoxx $ High Yield Corporate Bond Fund	5,594
71	iShares iBoxx $ Investment Grade Corporate Bond Fund	8,611
		30,981
	EQUITY FUNDS - 67.1%
72	Consumer Discretionary Select Sector SPDR Fund	3,135
68	Energy Select Sector SPDR Fund	4,736
281	First Trust Technology AlphaDEX Fund	5,890
130	Industrial Select Sector SPDR Fund	4,655
281	iShares High Dividend Equity Fund	17,228
120	Materials Select Sector SPDR Fund	4,181
57	SPDR S&P Pharmaceuticals ETF	3,296
180	Utilities Select Sector SPDR Fund	6,826
180	WisdomTree Earnings 500 Fund	8,607
157	WisdomTree MidCap Earnings Fund	8,795
170	WisdomTree SmallCap Earnings Fund	9,053
		76,402

	TOTAL EXCHANGE TRADED FUNDS (Cost $103,762)	107,383

	SHORT TERM INVESTMENTS - 17.1%
19,403	BlackRock Liquidity Funds T-Fund Portfolio - 0.01% + (Cost $19,403)	19,403

	TOTAL INVESTMENTS - 111.4% (Cost $123,165)(a)	$ 126,786
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.4)%	(12,945)
	TOTAL NET ASSETS - 100.0%	$ 113,841

+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2012.

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 4,109
	Unrealized Depreciation:	(488)
	Net Unrealized Appreciation:	$ 3,621

See accompanying notes to financial statements.

The Astor Funds
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2012

	Astor Active Income	Astor Long/Short	Astor SP Growth
	ETF Fund	ETF Fund	ETF Fund
ASSETS
Investment securities:
At cost	$ 283,277	$ 36,749,113	$ 123,165
At value	$ 290,563	$ 37,982,794	$ 126,786
Dividends and interest receivable	158	286	-
Receivable for Fund shares sold	-	5,138	-
Receivable due from Advisor	-	-	13,604
Prepaid expenses and other assets	1,569	33,838	1,629
TOTAL ASSETS	292,290	38,022,056	142,019

LIABILITIES
Due to Custodian	150	-	-
Fees payable to other affiliates	9,664	12,783	8,658
Investment advisory fees payable	7,756	4,475	-
Distribution (12b-1) fees payable	61	11,401	28
Payable for Fund shares redeemed	-	37,288	-
Accrued expenses and other liabilities	20,985	26,691	19,492
TOTAL LIABILITIES	38,616	92,638	28,178
NET ASSETS	$ 253,674	$ 37,929,418	$ 113,841

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 245,786	$ 40,849,811	$ 110,301
Accumulated net investment income (loss)	-	-	156
Accumulated net realized gain (loss) from security transactions	602	(4,154,074)	(237)
Net unrealized appreciation (depreciation) of investments	7,286	1,233,681	3,621
NET ASSETS	$ 253,674	$ 37,929,418	$ 113,841

See accompanying notes to financial statements.
The Astor Funds
STATEMENT OF ASSETS AND LIABILITIES (Continued)
July 31, 2012

	Astor Active Income	Astor Long/Short	Astor SP Growth
	ETF Fund	ETF Fund	ETF Fund
Net Asset Value Per Share:
Class C Shares:
Net Assets	$ 8,268	$ 12,258,668	$ 5,154
Shares of beneficial interest outstanding	799	1,257,288	500
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ 10.35	$ 9.75	$ 10.30

Class I Shares:
Net Assets	$ -	$ 22,337,289	$ -
Shares of beneficial interest outstanding	-	2,254,685	-
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ -	$ 9.91	$ -

Class R Shares:
Net Assets	$ -	$ 3,245,300	$ -
Shares of beneficial interest outstanding		328,141
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ -	$ 9.89	$ -

Class A Shares:
Net Assets	$ 245,406	$ 88,161	$ 108,687
Shares of beneficial interest outstanding	23,624	8,899	10,521
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share	$ 10.39	$ 9.91	$ 10.33
Offering price per share (4.75% sales charge)	$ 10.91	$ 10.40	$ 10.85

See accompanying notes to financial statements.

The Astor Funds
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2012

	Astor Active Income	Astor Long/Short	Astor SP Growth
INVESTMENT INCOME	ETF Fund*	ETF Fund	ETF Fund*
Dividends	$ 2,695	$ 816,920	$ 1,553
Interest	3	9,221	1
TOTAL INVESTMENT INCOME	2,698	826,141	1,554

EXPENSES
Investment advisory fees	813	436,900	717
Distribution (12b-1) fees, Class C shares	46	138,726	34
Distribution (12b-1) fees, Class R shares	-	15,361	-
Distribution (12b-1) fees, Class A shares	279	72	171
Transfer agent fees	24,832	74,871	24,886
Administrative services fees	25,006	48,800	24,907
Accounting services fees	20,638	48,220	19,646
Professional fees	18,652	26,334	17,514
Trustees fees and expenses	3,891	6,417	3,891
Custodian fees	3,333	5,426	3,333
Printing and postage expenses	1,150	33,213	1,143
Compliance officer fees	935	22,841	932
Registration fees	681	54,695	302
Insurance expense	122	501	70
Other expenses	3,026	9,910	2,034
TOTAL EXPENSES	103,404	922,287	99,580

Less: Fees waived or reimbursed by the Advisor and others	(101,982)	(146,494)	(98,484)

NET EXPENSES	1,422	775,793	1,096
NET INVESTMENT INCOME	1,276	50,348	458

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	633	(4,211,973)	(238)
Distributions of realized gains by underlying investment companies	-	7,018	-
Net change in unrealized appreciation (depreciation) of investments	7,286	1,054,093	3,621
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	7,919	(3,150,862)	3,383

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$ 9,195	$ (3,100,514)	$ 3,841

*Commencement of Operations on November 30, 2011

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

Astor Active
Income ETF Fund
For the
Period Ended
July 31,
2012*

FROM OPERATIONS
Net investment Income (loss)	$ 1,276
Net realized gain from security transactions	633
Net change in unrealized appreciation (depreciation) of investments	7,286
Net increase in net assets resulting from operations	9,195

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class C	(25)
Class A	(1,283)
From distributions to shareholders	(1,308)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class C	8,000
Class A	236,482
Distributions Reinvested
Class C	25
Class A	1,280
Net increase in net assets from shares of beneficial interest	245,787

TOTAL INCREASE IN NET ASSETS	253,674

NET ASSETS
Beginning of Period	-
End of Period ^	$ 253,674
^Includes accumulated net investment income of:	$ -

*Commencement of Operations on November 30, 2011

See accompanying notes to financial statements.
The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Astor Active
Income ETF Fund
For the
Period Ended
July 31,
2012*

SHARE ACTIVITY
Class C:
Shares Sold	796
Shares Reinvested	3
Net increase in shares of beneficial interest outstanding	799

Class A:
Shares Sold	23,499
Shares Reinvested	125
Net increase in shares of beneficial interest outstanding	23,624

*Commencement of Operations on November 30, 2011

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor Long/Short ETF Fund
	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2012	2011

FROM OPERATIONS
Net investment Income (loss)	$ 50,348	$ (56,078)
Net realized gain (loss) from security transactions	(4,211,973)	1,310,945
Distributions of long term capital gains from underlying investment companies	7,018	30,238
Net change in unrealized appreciation (depreciation) of investments	1,054,093	290,430
Net increase (decrease) in net assets resulting from operations	(3,100,514)	1,575,535

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class C	(365,568)	-
Class I	(620,642)	-
Class R	(176,090)	-
Class A	(123)	-
From return of capital:
Class A	(125)	-
Class I	(116,229)	(46,671)
Class R	(12,332)	(2,549)
From distributions to shareholders	(1,291,109)	(49,220)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class C	4,513,659	13,737,301
Class I	10,834,194	18,266,012
Class R	3,087,463	6,384,047
Class A	87,531	-
Distributions Reinvested
Class C	338,620	-
Class I	544,333	27,892
Class R	152,038	2,071
Class A	220	-
Cost of Shares Redeemed
Class C	(5,434,574)	(1,509,885)
Class I	(11,167,563)	(4,279,579)
Class R	(6,151,299)	(920,416)
Net increase (decrease) in net assets from shares of beneficial interest	(3,195,378)	31,707,443

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,587,001)	33,233,758

NET ASSETS
Beginning of Period	45,516,419	12,282,661
End of Period *	$ 37,929,418	$ 45,516,419
*Includes accumulated net investment loss of:	$ -	$ -

See accompanying notes to financial statements.
The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Long/Short ETF Fund
	For the	For the
	Year Ended	Year Ended
	July 31,	July 31,
	2012	2011

SHARE ACTIVITY
Class C:
Shares Sold	451,592	1,284,334
Shares Reinvested	34,730	-
Shares Redeemed	(556,344)	(139,634)
Net decrease in shares of beneficial interest outstanding	(70,022)	1,144,700

Class I:
Shares Sold	1,081,900	1,716,000
Shares Reinvested	55,005	2,599
Shares Redeemed	(1,126,395)	(399,230)
Net increase in shares of beneficial interest outstanding	10,510	1,319,369

Class R:
Shares Sold	307,919	581,436
Shares Reinvested	15,393	193
Shares Redeemed	(626,322)	(87,331)
Net decrease in shares of beneficial interest outstanding	(303,010)	494,298

Class A:
Shares Sold	8,877	-
Shares Reinvested	22	-
Shares Redeemed	-	-
Net increase in shares of beneficial interest outstanding	8,899	-

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

Astor SP
Growth ETF Fund
For the
Period Ended
July 31,
2012*

FROM OPERATIONS
Net investment income	$ 458
Net realized loss from security transactions	(238)
Net change in unrealized appreciation (depreciation) of investments	3,621
Net increase in net assets resulting from operations	3,841

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class C	(4)
Class A	(303)
From distributions to shareholders	(307)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class C	5,000
Class A	105,000
Distributions Reinvested
Class C	4
Class A	303
Net increase in net assets from shares of beneficial interest	110,307

TOTAL INCREASE IN NET ASSETS	113,841

NET ASSETS
Beginning of Period	-
End of Period ^	$ 113,841
^Includes accumulated net investment income of:	$ 156

*Commencement of Operations on November 30, 2011
See accompanying notes to financial statements.
The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Astor SP
Growth ETF Fund
For the
Period Ended
July 31,
2012*

SHARE ACTIVITY
Class C:
Shares Sold	500
Net increase in shares of beneficial interest outstanding	500

Class A:
Shares Sold	10,492
Shares Reinvested	29
Net increase in shares of beneficial interest outstanding	10,521

*Commencement of Operations on November 30, 2011
See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Astor Active Income ETF Fund
	Class C	Class A
	Period Ended	Period Ended
	July 31,	July 31,
	2012 (1)	2012 (1)

Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (2)	0.01	0.08
Net realized and unrealized
gain on investments	0.37	0.36
Total from investment operations	0.38	0.44

Less distributions from:
Net investment income	(0.03)	(0.05)
Net realized gains	-	-
Total distributions	(0.03)	(0.05)

Net asset value, end of period	$ 10.35	$ 10.39

Total return (3)(8)	3.82%	4.45%

Net assets, at end of period (000s)	$ 8	$ 245

Ratio of gross expenses to average
net assets (4)(5)(6)	105.87%	88.15%
Ratio of net expenses to average
net assets (5)(6)	1.93%	1.20%
Ratio of net investment income
to average net assets (5)(7)	0.20%	1.14%

Portfolio Turnover Rate (8)	99%	99%

(1)	The Astor Active Income ETF Fund commenced operations November 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.
See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Astor Long/Short ETF Fund
		Class C				Class I
		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
		July 31,	July 31,	July 31,		July 31,	July 31,	July 31,
		2012	2011	2010 (1)		2012	2011	2010 (2)

Net asset value, beginning of period		$ 10.76	$ 9.84	$ 10.19		$ 10.87	$ 9.88	$ 10.00

Activity from investment operations:
	Net investment income (loss) (3)	(0.05)	(0.10)	(0.03)		0.05	0.01	(0.03)
	Net realized and unrealized
	gain (loss) on investments	(0.71)	1.02	(0.32)		(0.71)	1.01	(0.09)
Total from investment operations		(0.76)	0.92	(0.35)		(0.66)	1.02	(0.12)

Less distributions from:
	Return of capital	-	-	-		(0.05)	(0.03)	-
	Net realized gains	(0.25)	-	-		(0.25)	-	-
Total distributions		(0.25)	-	-		(0.30)	(0.03)	-

Net asset value, end of period		$ 9.75	$ 10.76	$ 9.84		$ 9.91	$ 10.87	$ 9.88

Total return (4)		(7.08)%	9.35%	(3.44)%	(9)	(6.08)%	10.35%	(1.20)%	(9)

Net assets, at end of period (000s)		$ 12,259	$ 14,276	$ 1,797		$ 22,337	$ 24,393	$ 9,135

Ratio of gross expenses to average
	net assets (5)(7)	2.80%	2.88%	4.05%	(6)	1.80%	1.87%	4.40%	(6)
Ratio of net expenses to average
	net assets (7)	2.42%	2.74%	2.74%	(6)	1.41%	1.74%	2.01%	(6)
Ratio of net investment income (loss)
	to average net assets (8)	(0.51)%	(0.95)%	(0.77)%	(6)	0.49%	0.13%	(0.32)%	(6)

Portfolio Turnover Rate		188%	157%	83%	(9)	188%	157%	83%	(9)

(1)	The Astor Long/Short ETF Fund's Class C commenced operations March 12, 2010.
(2)	The Astor Long/Short ETF Fund's Class I commenced operations October 19, 2009.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the
	underlying investment companies in which the Fund invests.
(9)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Astor Long/Short ETF Fund
		Class R				Class A
		Year Ended	Year Ended	Period Ended		Period Ended
		July 31	July 31	July 31,		July 31
		2012 (7)	2011 (7)	2010 (1)		2012 (2)(7)

Net asset value, beginning of period		$ 10.85	$ 9.86	$ 10.00		$ 10.11

Activity from investment operations:
	Net investment income (loss) (3)	0.03	(0.01)	(0.05)		0.02
	Net realized and unrealized
	gain (loss) on investments	(0.71)	1.01	(0.09)		0.04
Total from investment operations		(0.68)	1.00	(0.14)		0.06

Less distributions from:
	Return of capital	(0.03)	(0.01)	-		(0.01)
	Net realized gains	(0.25)	-	-		(0.25)
Total distributions		(0.28)	(0.01)	-		(0.26)

Net asset value, end of period		$ 9.89	$ 10.85	$ 9.86		$ 9.91

Total return (4)		(6.31)%	10.15%	(1.40)%	(9)	0.63%	(9)

Net assets, at end of period (000s)		$ 3,245	$ 6,847	$ 1,350		$ 88

Ratio of gross expenses to average
	net assets (5)(7)	2.02%	2.12%	4.64%	(6)	2.26%	(6)
Ratio of net expenses to average
	net assets (7)	1.69%	1.99%	2.35%	(6)	1.50%	(6)
Ratio of net investment income (loss)
	to average net assets (8)	0.21%	(0.05)%	(0.67)%	(6)	0.35%	(6)

Portfolio Turnover Rate		188%	157%	83%	(9)	188%	(9)

(1)	The Astor Long/Short ETF Fund's Class R commenced operations October 19, 2009.
(2)	The Astor Long/Short ETF Fund's Class A commenced operations November 30, 2011
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown exclude the effect of applicable sales charges.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the
	underlying investment companies in which the Fund invests.
(9)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Astor SP Growth ETF Fund
		Class C		Class A
		Period Ended		Period Ended
		July 31,		July 31,
		2012 (1)		2012 (1)

Net asset value, beginning of period		$ 10.00		$ 10.00

Activity from investment operations:
	Net investment (2)	-	*	0.05
	Net realized and unrealized
	gain on investments	0.31		0.31
Total from investment operations		0.31		0.36

Less distributions from:
	Net investment income	(0.01)		(0.03)
	Net realized gains	-		-
Total distributions		(0.01)		(0.03)

Net asset value, end of period		$ 10.30		$ 10.33

Total return (3)(8)		3.08%		3.59%

Net assets, at end of period (000s)		$ 5		$ 109

Ratio of gross expenses to average
	net assets (4)(5)(6)	139.86%		138.74%
Ratio of net expenses to average
	net assets (5)(6)	2.25%		1.50%
Ratio of net investment income (loss)
	to average net assets (5)(7)	(0.06)%		0.67%

Portfolio Turnover Rate (8)		86%		86%

(1)	The Astor SP Growth ETF Fund commenced operations November 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the
	underlying investment companies in which the Fund invests.
(8)	Not annualized.
*	Per share amount represents less than $0.01 per share.
See accompanying notes to financial statements.

The Astor Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2012

1.

ORGANIZATION

The Astor Active Income ETF Fund, the Astor Long/Short ETF Fund, and the Astor SP Growth ETF Fund (the “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Astor Active Income ETF Fund seeks income and secondarily seeks capital preservation.  The Astor Long/Short ETF Fund seeks total return through a combination of capital appreciation and income.  The Astor SP Growth ETF Fund seeks capital appreciation with less volatility than the equity market in general.  The Astor Long/Short ETF Fund commenced operations on October 19, 2009.  The Astor Active Income ETF Fund and the Astor SP Growth ETF Fund commenced operations on November 30, 2011.

The Astor Long/Short ETF Fund currently offers Class I, Class R, Class C shares and Class A shares. Class I, Class R and Class C are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 4.75%.  The Astor Active Income ETF Fund and the Astor SP Growth ETF Fund each currently offer Class A and Class C shares.  Class C shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2012

remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Funds’ assets and liabilities measured at fair value:

Astor Active Income ETF Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 247,874	$ -	$ -	$ 247,874
Short Term Investments	42,689	-	-	42,689
Total	$ 290,563	$ -	$ -	$ 290,563

Astor Long/Short ETF Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 36,596,888	$ -	$ -	$ 36,596,888
Short Term Investments	1,385,906	-	-	1,385,906
Total	$ 37,982,794	$ -	$ -	$ 37,982,794

Astor SP Growth ETF Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 107,383	$ -	$ -	$ 107,383
Short Term Investments	19,403	-	-	19,403
Total	$ 126,786	$ -	$ -	$ 126,786

The Funds did not hold any level 3 securities during the period.

There were no transfers into and out of Levels during the current period presented.

It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Astor Long/Short ETF Fund and the Astor SP Growth ETF Fund and declared and paid monthly for the Astor Active Income ETF Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Distributions received from investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income, capital gains and return of capital from the MLP. Investment income and return of capital is recorded based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year-end of the Funds.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes –Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2010, Astor Long/Short ETF Fund only), or expected to be taken in the Funds’ 2011 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2012

3.

INVESTMENT TRANSACTIONS

For the period ended July 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $410,878 and $170,924, respectively, for Astor Active Income ETF Fund.  For the year ended July 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $73,512,467 and $72,047,797, respectively, for Astor Long/Short ETF Fund. For the period ended July 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $193,769 and $89,770, respectively, for Astor SP Growth ETF Fund.

4.

INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. Astor Asset Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Effective December 15, 2010, a new Investment Advisory Agreement was put into effect where Knight Capital Group, Inc. (“Knight”) has acquired full membership interest in the Advisor.  The Advisor will continue to oversee the daily operation of the Funds.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% for each of the Astor Long/ Short ETF Fund and Astor SP Growth ETF Fund’s average daily net assets and 0.70% of the Astor Active Income ETF Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.25%, 1.50%, 1.50% and 2.25% per annum of the Astor Long/Short ETF Fund’s average daily net assets for Class I, Class R, Class A and Class C shares respectively, 1.20%, and 1.95%, per annum of the Astor Active Income Fund’s average daily net assets for Class A and Class C shares, respectively, 1.50%, and 2.25% per annum of the Astor SP Growth Fund’s average daily net assets for Class A and Class C shares, respectively.  Prior to December 1, 2011, the Advisor had agreed to waive fees and reimburse the Astor Long/Short ETF Fund for other expenses to the extent necessary so that expenses did not exceed 1.74%, 1.99% and 2.74% per annum of the Astor Long/Short ETF Fund’s average daily net assets for Class I, Class R and Class C shares, respectively

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation.  If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for such Fund(s) shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2012

During the year ended July 31, 2012, the Advisor waived fees of $101,982, $146,494, and $72,984 for the Astor Active Income Fund, Astor Long/Short ETF Fund, and the Astor SP Growth Fund, respectively.  As of July 31, 2012, the Advisor has $316,435 of waived/reimbursed expenses of the Astor Long/Short ETF Fund that may be recovered no later than July 31 of the years indicated below:

2013	2014	2015
$114,929	$36,213	$165,293

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to the Class R shares and Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class I, Class R Class C and Class A shares.   The Distributor is an affiliate of GFS.

Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.  For the period March 1, 2012 through May 31, 2012, GFS agreed to waive servicing fees for the Astor SP Growth Fund in the amount of $25,500.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Funds.

5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following periods was as follows:

	Fiscal Year Ended July 31, 2012				Fiscal Year Ended July 31, 2011
	Ordinary	Long-Term	Return of		Ordinary	Long-Term
	Income	Capital Gain	Capital	Total	Income	Capital Gain	Total
Astor Active income ETF Fund	$ 1,308	$ -	$ -	$ 1,308	$ -	$ -	$ -
Astor Long/Short ETF Fund	658,903	503,520	128,686	1,291,109	49,220	-	49,220
Astor SP Growth ETF Fund	307	-	-	307	-	-	-

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2012

As of July 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital	Post October	Unrealized	Total
	Ordinary	Long-Term	Loss	& Late Year	Appreciation/	Accumulated
	Income	Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
Astor Active Income ETF Fund	$ 602	$ -	$ -	$ -	$ 7,286	$ 7,888
Astor Long/Short ETF Fund	-	-	(2,036,305)	(2,064,399)	1,180,311	(2,920,393)
Astor SP Growth ETF Fund	156	-	(237)	-	3,621	3,540

The differences between book basis and tax basis unrealized appreciation and accumulated net realized gain/(loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales and partnership adjustments.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The following Fund incurred and elected to defer such capital losses as follows:

Capital
Losses
Astor Long/Short ETF Fund	$ 2,064,399

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At July 31, 2012, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
Astor Long/Short ETF Fund	$ 2,036,305	$ -	$ 2,036,305	Non-Expiring
Astor SP Growth ETF Fund	237	-	237	Non-Expiring

Permanent book and tax differences primarily attributable to non-operating losses, non-deductible expenses, reclassification of ordinary income distribution, grantor trust and partnership adjustments, resulted in reclassification for the Fund for the period ended July 31, 2012 as follows:

	Paid	Undistributed	Accumulated Net
	in	Net Investment	Realized Gain/(Loss)
	Capital	Income	from Security Transactions
Astor Active Income ETF Fund	$ (1)	$ 32	$ (31)
Astor Long/Short ETF Fund	(129,607)	77,747	51,860
Astor SP Growth ETF Fund	(6)	5	1

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2012

6.

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2012, Charles Schwab & Co., Inc., and Astor Asset Management LLC. held 52% and 37% of Astor Active Income, respectively, for the sole benefit of its customers and may be deemed to control the Fund. As of July 31, 2012, Astor Asset Management LLC. held 91% of Astor SP Growth for the sole benefit of its customers and may be deemed to control the Fund.

7.

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact the amendment may have on the Funds financial statements.

8.

SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

The Astor Funds

(Northern Lights Fund Trust)

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Astor Long/Short ETF Fund, Astor Active Income ETF Fund, and Astor SP Growth ETF Fund, each a series of Northern Lights Fund Trust (the “Trust”), as of July 31, 2012, and the related statement of operations, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended for Astor Long/Short ETF Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the period November 30, 2011 (commencement of operations) to July 31, 2012 for Astor Active Income ETF Fund and Astor SP Growth Fund.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2012 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Astor Long/Short ETF Fund, Astor Active Income ETF Fund, and Astor SP Growth ETF Fund as of July 31, 2012, and the results of their operations, changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

October 1, 2012

The Astor Funds

Expense Examples

July 31, 2012 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period(a)	Ending Account Value 7/31/12	Expenses Paid During Period

Astor Active Income ETF Fund – Class C	1.95%	$1,000.00	$1,023.80	$9.81	$1,015.17	$ 9.77
Astor Active Income ETF Fund – Class A	1.20%	$1,000.00	$1,029.10	$6.05	$1,018.90	$ 6.02
Astor Long/Short ETF Fund – Class C	2.25%	$1,000.00	$1,000.00	$11.19	$1,013.67	$ 11.26
Astor Long/Short ETF Fund – Class I	1.25%	$1,000.00	$1,005.30	$6.23	$1,018.65	$ 6.27
Astor Long/Short ETF Fund – Class R	1.50%	$1,000.00	$1,003.10	$7.47	$1,017.40	$ 7.52
Astor Long/Short ETF Fund – Class A	1.50%	$1,000.00	$1,003.40	$7.47	$1,017.40	$ 7.52
Astor SP Growth ETF Fund – Class C	2.25%	$1,000.00	$998.80	$11.18	$1,013.67	$ 11.26
Astor SP Growth ETF Fund – Class A	1.50%	$1,000.00	$1,002.80	$7.47	$1,017.40	$ 7.52

(a)Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 366.

The Astor Funds

SUPPLEMENTAL INFORMATION

July 31, 2012 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT *

In connection with a regular meeting held on March 23, 2011 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Astor Asset Management, LLC (“Astor” or the “Adviser”) and the Trust, on behalf of Astor Style Preferred Growth ETF Fund (“Astor Style”) and Astor Active Income ETF Fund (“Astor Active”)(each a “Fund” and collectively the “Funds”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) the Portfolio’s overall fees and operating expenses compared with similar mutual funds; (c) investment management staffing; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the nature of Adviser’s operations and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Funds have not yet commenced operations, the Trustees could not consider its investment performance of the Funds.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing a Fund in the Trust.  The Board concluded that the Adviser’s has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% and 0.70% annual advisory fee based on the average net assets of the Astor Style and Astor Active Funds, respectively.  The Trustees concluded that the Funds’ advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Funds expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Funds for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits to be realized by the Adviser from other activities related to the Funds. The Trustees concluded that because of the Funds’ expense limitation agreement and its expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Funds.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund(s).  See the attached for Trustee note.

The Astor Funds

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2012 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

      Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (12 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006 - 2010); Partner, Orizon Group, Inc. (a financial services company) (2002 - 2006).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	98

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman) (since 2007); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	98	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

     Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006-2012); Formerly Manager,  Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom, LLC (since 2004)

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006-2012); and Vice President, GemCom, LLC (since 2004)	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President of Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011-2012); Director of Legal Administration, Gemini Fund Services, LLC (2009-2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

     Interested Trustees and Officers (continued)

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen Born in 1972	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Adviser Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and GemCom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Funds' Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-877-738-0333 to request a copy of the SAI or to make shareholder inquiries.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-738-0333.

INVESTMENT ADVISOR

Astor Asset Management, LLC

111 S. Wacker Drive, Suite 3950

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $ 37,500

2011 - $ 13,000

(b)

Audit-Related Fees

2012 - None

2011 - None

(c)

Tax Fees

2012 – $  2,500

2011 – $  2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 - None

2010 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

 2011

Audit-Related Fees:

0.00%

 0.00%

Tax Fees:

0.00%

 0.00%

All Other Fees:

0.00%

 0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $ 2,500

2011 - $ 2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/10/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/10/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/10/12